PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2013
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of preferred shares

at December 31	Number of Shares Authorized and Outstanding	Annual Dividend Rate per Share	Redemption Price per Share	2013	2012
	(thousands)			(millions of Canadian dollars)[1]	(millions of Canadian dollars)[1]
Cumulative First Preferred Shares
Series 1	22,000	$1.15	$25.00	539	539
Series 3	14,000	$1.00	$25.00	343	343
Series 5	14,000	$1.10	$25.00	342	342
Series 7	24,000	$1.00	$25.00	589	—
				1,813	1,224

1	Net of underwriting commissions and deferred income taxes.

Schedule of preferred dividends
The Company has paid preferred share cash dividends as follows:

	2013				2012		2011
at December 31 (millions of Canadian dollars, except per share amounts)	Cash Dividend Payments[1]		Annual Dividend Rate per Share		Cash Dividend Payments	Annual Dividend Rate per Share	Cash Dividend Payments (net of DRP)	Annual Dividend Rate per Share
Cumulative First Preferred Shares
Series 1	25		$1.15		25	$1.15	25	$1.15
Series 3	14		$1.00		14	$1.00	14	$1.00
Series 5	16		$1.10		16	$1.10	16	$1.10
Series 7	16	[2]	$1.00	[2]	—	—	—	—
	71				55		55

1	At December 31, 2013, there were dividends declared but not yet paid of $10 million (2012 - $4 million) included in Accounts Payable and Other (Note 13) which was paid on January 30, 2014.

2	For the year ended December 31, 2013, the cash dividend rate was prorated at $0.65 per share.